Other Current Assets	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
NOTE 3:-	OTHER CURRENT ASSETS

	As of December 31,
	2021	2020

Receivables from governmental authorities	$92	$27
Prepaid expenses	177	201

	$269	$228